Net Financial Result (Details) - Schedule of Foreign Exchange Income and Expense - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net Financial Result [Abstract]
Other financial result	€ (195,567)	€ (86,000)	€ 2,241	€ 39,000